Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Common Class A [Member]
Ordinary Shares, par value	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized	600,000,000	600,000,000
Ordinary Shares, shares issued	317,606,141	309,105,485
Ordinary Shares, shares outstanding	316,554,332	308,053,676
Common Class B [Member]
Ordinary Shares, par value	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized	25,649,839	25,649,839
Ordinary Shares, shares issued	25,649,839	25,649,839
Ordinary Shares, shares outstanding	25,649,839	25,649,839
Ordinary Shares, conversion	each Class B ordinary share is convertible into one Class A ordinary share)	each Class B ordinary share is convertible into one Class A ordinary share)